SIGNIFICANT ACCOUNTING POLICIES (Related party) (Details) (YEC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
YEC [Member]
Related party [Line Items]
Related party receivable	$ 215	$ 88
Revenues from related party	$ 88	$ 394